Exploration and evaluation expenditures	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Expenditures Disclosure [Abstract]
Exploration and evaluation expenditures [Text Block]

15. Exploration and evaluation expenditures

The following is a summary of E&E expenses incurred by the Company during the years ended December 31, 2022 and 2021. E&E expenses incurred relate to work performed on the Company's wholly owned Asumura and Mali properties.

	Year ended December 31,
	2022	2021
	$	$
Contractors and consulting	(326)	(189)
Drilling and assays	(603)	(43)
Field supplies and camp costs	(109)	(157)
Crop compensation, community and permitting	(368)	(239)
Other	(5)	(14)
Total E&E expenditures	(1,411)	(642)